[Missing Graphic Reference]	Douglas Scully Vice President, Corporate Counsel
One Corporate Drive, Shelton, CT 06484 Tel 203 925-6960 douglas.scully@prudential.com

    December 30, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Supplements and Statements of Additional Information Pursuant to Rule 497(j)

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-162673	333-162678
333-162680	333-162676
333-130989	333-131035
333-144639

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the supplements and Statements of Additional Information (“SAIs”) included in the above-referenced Registration Statements, the form of supplements and SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments; and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically on December 22, 2015.

Very truly yours,

/s/Douglas Scully
Douglas Scully
Vice President,
Corporate Counsel